Great Pacific Shares [Member] Average Annual Total Returns - Great Pacific - Great Pacific Shares	12 Months Ended	35 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	4.96%
Performance Inception Date		Jan. 23, 2023